Business Combinations and Disposal Group Held for Sale - Additional Information (Details) € in Millions, ¥ in Millions, $ in Millions, $ in Millions					3 Months Ended		12 Months Ended
	Nov. 16, 2018 USD ($)	Oct. 11, 2018 USD ($)	May 22, 2018 USD ($)	Sep. 08, 2017 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	May 23, 2019 USD ($)	May 23, 2019 EUR (€)	Apr. 01, 2019 USD ($)	Apr. 01, 2019 JPY (¥)	Mar. 31, 2019 EUR (€)	Mar. 31, 2019 SGD ($)	Mar. 29, 2019 USD ($)	Mar. 29, 2019 JPY (¥)	Nov. 16, 2018 SGD ($)	Oct. 11, 2018 EUR (€)
Disclosure Of Business Combinations [Line Items]
Liability towards contingent consideration (Refer note 2.5)						$ 8	$ 27	$ 8
Financial liability towards contingent consideration on undiscounted basis (Refer note 2.9)						8	34	8
Contingent consideration on acquisition, gross						8	27	$ 8
Advance towards purchase of business							30
Description of non-current asset or disposal group held for sale which were sold or reclassified								Non-current assets and disposal groups are classified as held for sale if their carrying amount is intended to be recovered principally through sale rather than through continuing use. The condition for classification of held for sale is met when the non-current asset or the disposal group is available for immediate sale and the same is highly probable of being completed within one year from the date of classification as held for sale
Reduction in fair value of disposal group held for sale							39	$ 18
Disposal group held for sale							(65)
Panaya Inc.
Disclosure Of Business Combinations [Line Items]
Reduction in fair value of disposal group held for sale					$ 39	18
Skava
Disclosure Of Business Combinations [Line Items]
Disposal group held for sale							65
Skava | Goodwill
Disclosure Of Business Combinations [Line Items]
Disposal group held for sale							52
Skava | Customer related
Disclosure Of Business Combinations [Line Items]
Disposal group held for sale							13
Brilliant Basics Holdings Limited
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests				100.00%
Cash consideration				$ 4
Additional consideration				$ 2
Term for additional consideration payable based on retention bonus payable to the employees				2 years
Description of condition explained for the payment of contingent consideration				The payment of contingent consideration to sellers of Brilliant Basics is dependent upon the achievement of certain financial targets by Brilliant Basics over a period of 3 years ending on March, 2020
Payment of contingent consideration term				3 years
Key input used in determining fair value of contingent consideration discount rate				10.00%
Financial liability towards contingent consideration on undiscounted basis (Refer note 2.9)						$ 2	2	2
Total consideration				$ 7
Brilliant Basics Holdings Limited | Top of Range
Disclosure Of Business Combinations [Line Items]
Liability towards contingent consideration (Refer note 2.5)				3
Trade receivables acquired				1
Transaction cost related to the acquisition								$ 1
Contingent consideration on acquisition, gross				$ 3
WoongDoody Holding Company Inc
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests			100.00%
Cash consideration			$ 38
Additional consideration			$ 9
Term for additional consideration payable based on retention bonus payable to the employees			3 years
Trade receivables acquired			$ 2
Total consideration			51
WoongDoody Holding Company Inc | Top of Range
Disclosure Of Business Combinations [Line Items]
Liability towards contingent consideration (Refer note 2.5)			28
Transaction cost related to the acquisition							1
Total consideration			75
Contingent consideration on acquisition, gross			$ 28
Wongdoody Holding Company Inc.
Disclosure Of Business Combinations [Line Items]
Description of condition explained for the payment of contingent consideration			The payment of contingent consideration to sellers of WongDoody is dependent upon the achievement of certain financial targets by WongDoody.
Key input used in determining fair value of contingent consideration discount rate			16.00%
Financial liability towards contingent consideration on undiscounted basis (Refer note 2.9)							17
Infosys Compaz Pte Limited
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests	60.00%																60.00%
Cash consideration	$ 8																$ 10
Liability towards contingent consideration (Refer note 2.5)	$ 5																$ 7
Description of condition explained for the payment of contingent consideration	The payment of contingent consideration to sellers of Infosys Compaz Pte. Ltd is dependent upon the achievement of certain revenue targets by Infosys Compaz Pte. Ltd.
Key input used in determining fair value of contingent consideration discount rate	9.00%																9.00%
Financial liability towards contingent consideration on undiscounted basis (Refer note 2.9)							5							$ 7
Trade receivables acquired	$ 7
Total consideration	11
Contingent consideration on acquisition, gross	5																$ 7
Infosys Compaz Pte Limited | Top of Range
Disclosure Of Business Combinations [Line Items]
Total consideration	$ 13																$ 17
Infosys Compaz Pte Limited | Top of Range
Disclosure Of Business Combinations [Line Items]
Transaction cost related to the acquisition							1
Fluido Oy
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests		100.00%																100.00%
Cash consideration		$ 52																€ 45
Term for additional consideration payable based on retention bonus payable to the employees		3 years
Description of condition explained for the payment of contingent consideration		The payment of contingent consideration to sellers of Fluido is dependent upon the achievement of certain financial targets by Fluido.
Key input used in determining fair value of contingent consideration discount rate		16.00%																16.00%
Financial liability towards contingent consideration on undiscounted basis (Refer note 2.9)							$ 9						€ 8
Trade receivables acquired		$ 4
Transaction cost related to the acquisition		1
Total consideration		60
Fluido Oy | Top of Range
Disclosure Of Business Combinations [Line Items]
Liability towards contingent consideration (Refer note 2.5)		14																€ 12
Total consideration		75																65
Contingent consideration on acquisition, gross		14																12
Retention payables		$ 9																€ 8
Hitachi Procurement Service Co Ltd | Infosys Consulting Pte Limited
Disclosure Of Business Combinations [Line Items]
Advance towards purchase of business															$ 30	¥ 3,290
Hitachi Procurement Service Co Ltd | Infosys Consulting Pte Limited | Business Combination
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests											81.00%	81.00%
Total consideration											$ 30	¥ 3,290
Stater N.V | Infosys Consulting Pte Limited | Business Combination
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests									75.00%	75.00%
Stater N.V | Top of Range | Infosys Consulting Pte Limited | Business Combination
Disclosure Of Business Combinations [Line Items]
Total consideration									$ 171	€ 154